Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40709
Entity Registrant Name	ARDAGH METAL PACKAGING S.A.
Entity Incorporation, State or Country Code	N4
Entity Address, Address Line One	56, rue Charles Martel
Entity Address, Postal Zip Code	L-2134
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
Entity Common Stock, Shares Outstanding	597,575,322
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	PricewaterhouseCoopers
Auditor Firm ID	1366
Auditor Location	Dublin, Ireland
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001845097
Amendment Flag	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	56, rue Charles Martel
Entity Address, Postal Zip Code	L-2134
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
Contact Personnel Name	David Bourne
City Area Code	352
Local Phone Number	26 25 85 55
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, with a nominal value of €0.01 per share
Trading Symbol	AMBP
Security Exchange Name	NYSE
Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one Share at an exercise price of $11.50 per share
Trading Symbol	AMBP.WS
Security Exchange Name	NYSE